Cash Flow Information - Interest and Income Taxes Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Supplemental Cash Flow Information [Abstract]
Interest paid during the year	$ 39	$ 48	$ 75
Income taxes paid during the year	6	10	30
Proceeds from Income Tax Refunds	$ 7	$ 19	$ 172